Note 3. Inventory (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Inventory Valuation Reserves	$ 1,377	$ 1,557	$ 1,787